GOLDMAN SACHS TRUST

Goldman Sachs International Equity Funds

Class A Shares, Class B Shares, Class C Shares,
Institutional Shares and Service Shares of
Goldman Sachs Concentrated International Equity Fund
Goldman Sachs Japanese Equity Fund
Goldman Sachs International Small Cap Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Equity Fund
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)

Supplement dated August 27, 2007 to the

Prospectuses dated December 29, 2006

Effective August 7, 2007, the following replaces the “Service Providers — Fund Managers” section of the Class A, B and C Shares and Institutional Shares Prospectuses in its entirety:

______________________________________________________________________________________________________________

FUND MANAGERS

Global Equity Portfolio Management Team

■	Investment research based in United Kingdom, Hong Kong, United States, India, China, Korea, Japan and Singapore. Local presence is a key to the Investment Adviser’s fundamental research capabilities
■	Team manages over $21 billion in international equities for retail, institutional and high net worth clients
■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the currency and risk management capabilities of GSAMI

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Mark Beveridge, CFA Managing Director, Chief Investment Officer, Global Equity	Portfolio Manager— Concentrated International Equity	Since 2004	Mr. Beveridge joined the Investment Adviser in December 2004 as Chief Investment Officer of the Global Equity business which encompasses the Global/International, UK/European, Asia ex Japan and Japan strategies. Prior to joining the Investment Adviser, he spent 19 years at Franklin Templeton, where he was Executive Vice President and Senior Portfolio Manager responsible for ex-US portfolios.

SERVICE PROVIDERS

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

William Howard, CFA Managing Director	Portfolio Manager— Concentrated International Equity Asia Equity	Since 2005 2007	Mr. Howard joined the Investment Adviser in January 2005 as a portfolio manager. From 1993 to 2004 he was a Portfolio Manager at Franklin Templeton responsible for ex-US portfolios.

Maria Gordon, CFA Managing Director, Head of Global Emerging Markets	Portfolio Manager— Emerging Markets Equity BRIC Concentrated International Equity	Since 2001 2006 2007	Ms. Gordon joined the Investment Adviser as a research analyst for the emerging markets equities team in September 1998. She was named a portfolio manager in November 2001 and became the Co-Head of Global Emerging Markets Equities Strategy in March 2003.

Richard Flax, CFA Executive Director	Portfolio Manager— BRIC	Since 2006	Mr. Flax also covers Latin American and EMEA consumer stocks for the Global Emerging Markets Equity team. He joined GSAM’s Global Emerging Markets Equity team in 2001. Prior to that he worked at Fleming Investment Management as an emerging market debt analyst.

Rory Bateman Executive Director	Portfolio Manager— International Small Cap	Since 2007	Mr. Bateman joined the Investment Adviser in 1996 as a research analyst for the European large-cap team. He was named portfolio manager in 1999 and became Co-Head of International Small Cap Equity in 2007.

Nicholette MacDonald-Brown, CFA Executive Director	Portfolio Manager— International Small Cap	Since 2007	Ms. MacDonald-Brown joined the Investment Adviser in 2000 as an analyst on the Quantitative Strategies Team. She joined the Global Equity team in 2002. She was named Portfolio Manager in 2005 and became Co-Head of International Small Cap Equity in 2007.

David Townshend Managing Director, Head of Japan Equity	Portfolio Manager— Japanese Equity	Since 2005	Mr. Townshend joined the Investment Adviser in 2001 as co-Head of the Investment Adviser’s UK/European Financials team. He joined GSAM in 2001 after nine years of experience on Goldman, Sachs & Co.’s European Banks team, which he joined in 1992. He was named the Head of Japan Equity in 2005.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Hiroyuki Ito, CMA Vice President	Portfolio Manager— Japanese Equity	Since 2005	Mr. Ito joined the Investment Adviser in 2005 as portfolio manager on the Japan Active Equity team. Prior to joining GSAM, he worked as Chief Portfolio Manager in DLIBJ Asset Management, a member of Mizuho Financial Group.

Mark Beveridge serves as Chief Investment Officer (“CIO”) of GSAM’s Global Equity team and CIO of GSAMI’s Global/ EAFE strategies. As CIO, Mr. Beveridge is ultimately responsible for the composition of a Fund’s structure at both the stock and industry level. Along with the other portfolio managers on the team, Mr. Beveridge has specific industry research responsibilities. Each portfolio manager is responsible for liaising with research analysts around the world, promoting his or her stock selection ideas to the other members of the team and debating their inclusion in the portfolio.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the Additional Statement.

Effective August 7, 2007, the following replaces the “Service Providers — Fund Managers” section of the Service Shares Prospectus in its entirety:

______________________________________________________________________________________________________________

FUND MANAGERS

Global Equity Portfolio Management Team

■	Investment research based in United Kingdom, Hong Kong, United States, India, China, Korea, Japan and Singapore. Local presence is a key to the Investment Adviser’s fundamental research capabilities
■	Team manages over $21 billion in international equities for retail, institutional and high net worth clients

SERVICE PROVIDERS

■	Focus on bottom-up stock selection as main driver of returns, though the team leverages the currency and risk management capabilities of GSAMI

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Mark Beveridge, CFA Managing Director, Chief Investment Officer, Global Active Equity	Portfolio Manager— Concentrated International Equity	Since 2004	Mr. Beveridge joined the Investment Adviser in December 2004 as Chief Investment Officer of the Global Equity business which encompasses the Global/ International, UK/European, Asia ex Japan and Japan strategies. Prior to joining the Investment Adviser, he spent 19 years at Franklin Templeton, where he was Executive Vice President and Senior Portfolio Manager responsible for ex-US portfolios.

William Howard, CFA Managing Director	Portfolio Manager— Concentrated International Equity Asia Equity	Since 2005 2007	Mr. Howard joined the Investment Adviser in January 2005 as a portfolio manager. He is also Director of Research for Global Active Equity. From 1993 to 2004 he was a Portfolio Manager at Franklin Templeton responsible for ex-US portfolios.

Maria Gordon, CFA Managing Director, Head of Global Emerging Markets	Portfolio Manager— Emerging Markets Equity Concentrated International Equity	Since 2001 2007	Ms. Gordon joined the Investment Adviser as a research analyst for the emerging markets equities team in September 1998. She was named a portfolio manager in November 2001 and became the Co-Head of Global Emerging Markets Equities Strategy in March 2003.

Rory Bateman Executive Director	Portfolio Manager— International Small Cap	Since 2007	Mr. Bateman joined the Investment Adviser in 1996 as a research analyst for the European large-cap team. He was named portfolio manager in 1999 and became Co-Head of International Small Cap Equity in 2007.

Nicholette MacDonald-Brown, CFA Executive Director	Portfolio Manager— International Small Cap	Since 2007	Ms. MacDonald-Brown joined the Investment Adviser in 2000 as an analyst on the Quantitative Strategies Team. She joined the Global Equity team in 2002. She was named Portfolio Manager in 2005 and became Co-Head of International Small Cap Equity in 2007.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

David Townshend Managing Director, Head of Japan Active Equity	Portfolio Manager— Japanese Equity	Since 2005	Mr. Townshend joined the Investment Adviser in 2001 as co-Head of the Investment Adviser’s UK/European Financials team. He joined GSAM in 2001 after nine years of experience on Goldman, Sachs & Co.’s European Banks team, which he joined in 1992. He was named became the Head of Japan Equity in 2005.

Hiroyuki Ito, CMA Vice President	Portfolio Manager— Japanese Equity	Since 2005	Mr. Ito joined the Investment Adviser in 2005 as portfolio manager on the Japan Active Equity team. Prior to joining GSAM, he worked as Chief Portfolio Manager in DLIBJ Asset Management, a member of Mizuho Financial Group.

Mark Beveridge serves as Chief Investment Officer (“CIO”) of GSAM’s Global Equity team and CIO of GSAMI’s Global/ EAFE strategies. As CIO, Mr. Beveridge is ultimately responsible for the composition of a Fund’s structure at both the stock and industry level. Along with the other portfolio managers on the team, Mr. Beveridge has specific industry research responsibilities. Each portfolio manager is responsible for liaising with research analysts around the world, promoting his or her stock selection ideas to the other members of the team and debating their inclusion in the portfolio.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the Additional Statement.

EQINTLSTK 8-07

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